Intangible assets - Narrative (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Intangible assets	€ 48,016,000	€ 51,407,000	€ 50,108,000
Amortisation intangible assets other than goodwill	2,200,000	456,000
Development cost
Intangible assets
Intangible assets	47,657,000	51,005,000
Gross value
Intangible assets
Intangible assets	56,112,000	55,504,000	55,958,000	€ 54,001,000
Additions	154,000	1,507,000
Gross value | Development cost
Intangible assets
Intangible assets	55,521,000	54,913,000	€ 55,367,000	€ 53,410,000
Additions	€ 154,000	€ 1,507,000